Note 5 - Property, Plant and Equipment (Details) - Property, Plant and Equipment, Net ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 176,716		¥ 185,861
Less: Accumulated depreciation	(142,571)		(138,690)
Property, plant and equipment, net	34,145	$ 5,271	47,171
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	12,317		12,317
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	128,401		127,498
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	26,341		35,229
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 9,657		¥ 10,817